LOANS - Loan Portfolios (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans [Abstract]
Loans	$ 4,276,285	$ 4,038,825
Allowance for Credit Losses	(63,445)	(59,379)	$ (54,658)	$ (52,435)
Loans outstanding, net	4,212,840	3,979,446
Commercial
Loans [Abstract]
Loans	2,213,557	1,937,364
Allowance for Credit Losses	(29,012)	(22,872)	(16,724)	(13,817)
Commercial | Commercial and industrial
Loans [Abstract]
Loans	1,158,841	1,001,329
Commercial | Commercial real estate
Loans [Abstract]
Loans	1,054,716	936,035
Mortgage
Loans [Abstract]
Loans	1,524,821	1,516,726
Allowance for Credit Losses	(20,914)	(22,317)	(21,386)	(21,633)
Mortgage | 1-4 family owner occupied - jumbo
Loans [Abstract]
Loans	878,761	875,551
Mortgage | 1-4 family owner occupied - non-jumbo
Loans [Abstract]
Loans	289,562	299,142
Mortgage | 1-4 family non-owner occupied
Loans [Abstract]
Loans	172,293	176,950
Mortgage | 1-4 family - 2nd lien
Loans [Abstract]
Loans	157,597	133,947
Mortgage | Resort lending
Loans [Abstract]
Loans	26,608	31,136
Installment
Loans [Abstract]
Loans	537,907	584,735
Allowance for Credit Losses	(2,639)	(3,040)	$ (4,126)	$ (4,290)
Installment | Boat lending
Loans [Abstract]
Loans	272,512	264,341
Installment | Recreational vehicle lending
Loans [Abstract]
Loans	191,857	224,537
Installment | Other
Loans [Abstract]
Loans	$ 73,538	$ 95,857